Employee benefit plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee benefit plan

Note 15 — Employee benefit plan

The Company has a 401(k) defined contribution savings plan that covers substantially all employees of the Company on a tax-advantaged basis. The 401(k) plan provides for voluntary salary reduction contributions of eligible participants’ annual compensation, not to exceed the Internal Revenue Service annual allowable contribution. The Company is obligated to contribute a matching contribution of up to 4% of the employee’s contribution under applicable safe harbor rules. Matching contributions are invested proportionately to each participant’s voluntary contributions in the investment options provided under the 401(k) plan. As a tax-qualified retirement plan, contributions to the 401(k) plan and earnings on those contributions are not taxable to the employees until distributed from the 401(k) plan. The Company recognized expenses related to matching contributions made of $0.5 million and $0.4 million in selling, general and administrative for the years ended December 31, 2020 and 2019, respectively.